General information (Tables)	6 Months Ended
	Jun. 30, 2023	Jun. 15, 2022
Notes and other explanatory information [abstract]
Earnings per share [text block]	The calculation of basic and diluted loss per share for the six months ended 30 June 2023 and 2022 is as follows (in thousands, except for share and per share amounts):
	30 June
	2023	2022
Earnings
Loss for the period	(86,854)	(184,471)
Number of shares
Weighted average number of ordinary shares outstanding	225,523,805	181,695,118
Basic and diluted loss per share	(0.39)	(1.02)

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference - being the share listing expense		83,411